united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Eric Kane, Ultimus Fund Solutions, LLC.
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  631-470-2600

Date of fiscal year end: 6/30

Date of reporting period:  12/31/22

Item 1. Reports to Stockholders.

December 31, 2022

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi - Annual Report

Altegris Futures Evolution Strategy Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

877.524.9441 | WWW.ALTEGRIS.COM

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the period ended December 31, 2022, compared to its benchmark:

				Annualized
					Since Inception	Since Inception
	Six Months	One Year	Five Years	Ten Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	(5.67)%	12.66%	1.00%	3.93%	N/A	3.33%
Altegris Futures Evolution Strategy Fund - Class A with load **	(11.08)%	6.13%	(0.19)%	3.32%	N/A	2.78%
Altegris Futures Evolution Strategy Fund - Class C	(6.04)%	11.78%	0.22%	3.15%	2.51%	N/A
Altegris Futures Evolution Strategy Fund - Class I	(5.64)%	12.84%	1.22%	4.18%	N/A	3.59%
Altegris Futures Evolution Strategy Fund - Class N	(5.66)%	12.62%	1.00%	3.93%	N/A	3.33%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	1.32%	1.47%	1.27%	0.77%	0.71%	0.70%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, before any fee waivers, are 2.05%, 2.80%, 1.80%, and 2.05% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated November 1, 2022. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills. Investors cannot directly invest in an index.

Holdings by Type of Investment as of December 31, 2022	% of Net Assets
Open Ended Fund	70.2%
Purchased Options	22.3%
Other, Cash & Cash Equivalents	7.5%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	OPEN END FUNDS — 70.2%
	FIXED INCOME –70.2%
6,749,459	Double Line Low Duration Bond Fund, Cl I (Cost $65,041,200)			$63,309,931

Principal		Coupon Rate
Amount($)		(%)	Maturity
	CORPORATE BONDS — 0%(a)
	MACHINERY —0% (a)
52,619	INVEPARA-1(a) (b) (c) (d) (e) (Cost $4,232)	0.000	12/30/28	0

Shares
	WARRANT— 0.0% (a)
	ENGINEERING & CONSTRUCTION - 0.0% (a)
43,904	OAS S.A. (Brazil) (b) (c) (e) (Cost $8,837)	0.000	05/17/39	0

Contracts(f)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 22.3% (g)
	CALL OPTIONS PURCHASED - 22.3%
91,343	NOMURA CALL OPTION ISAM	Nomura	08/16/2023	$0.0001	$8,074,841	$8,018,377
68,597	NOMURA CALL OPTION WNTN	Nomura	08/16/2023	0.0001	7,840,153	7,794,387
11,026	NOMURA CALL OPTION WNTN TRND	Nomura	08/16/2023	0.0001	4,258,035	4,288,532
	TOTAL CALL OPTIONS PURCHASED (Cost - $20,173,028)					20,101,296

	TOTAL INVESTMENTS – 92.5% (Cost $85,227,297)					$83,411,227
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.5%					6,799,211
	NET ASSETS - 100.0%					$90,210,438

S/A	Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $0 or 0.0% of net assets.

(b)	Illiquid holding.

(c)	Non-income producing.

(d)	Default bond.

(e)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of December 31, 2022.

(f)	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

(g)	These securities provide exposure to daily returns of the reference asset that are not publicly available, the Top 50 holdings for each option are shown on the subsequent pages.

See accompanying notes to financial statements .

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

ISAM Top 50 Holdings ^
FUTURES CONTRACTS
				Value and Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	December 31, 2022	(Depreciation)	Net Assets
Long Contracts
13	BEANMEAL	Mar-23	612,300	$23,330	0.02%
7	CARBON EMISSION	Dec-23	629,229	(55,002)	(0.04)%
38	COCOA	Mar-23	988,000	2,270	0.00%
3	GOLD	Feb-23	547,860	2,080	0.00%
35	LCATTLE	Feb-23	2,210,600	17,740	0.01%
16	LCATTLE	Apr-23	1,035,520	2,860	0.00%
43	LONDON COCOA	Mar-23	1,071,351	31,537	0.02%
11	SOYBEAN	Nov-23	779,213	7,550	0.00%
10	SOYBEAN	Mar-23	762,000	18,413	0.01%
77	SUGAR#11	Mar-23	1,728,250	(11,402)	(0.01)%
21	SUGAR#5	Mar-23	582,120	18,415	0.01%
			Subtotal	$57,791

Short Contracts
(5)	2 YR T-NOTE	Mar-23	1,025,391	$(875)	(0.00)%
(5)	5 YR T-NOTE	Mar-23	539,648	1,305	0.00%
(9)	AUSTRIALIA 3YR BOND	Mar-23	654,845	2,564	0.00%
(13)	COFFEE	Mar-23	815,588	(8,437)	(0.01)%
(16)	EURO-SCHATZ	Mar-23	1,805,634	19,767	0.01%
(5)	EURO BTP FUTURES	Mar-23	562,601	3,244	0.00%
(4)	EURO BUND	Mar-23	569,206	14,826	0.01%
(9)	3 MONTH SARON	Mar-23	2,400,360	2,826	0.00%
(5)	3 MONTH SARON	Mar-23	1,329,409	906	0.00%
(3)	3 MONTH SARON	Dec-23	796,794	3,854	0.00%
(9)	3 MONTH SARON	Mar-23	2,601,772	(2,537)	(0.00)%
(3)	3 MONTH SARON	Dec-23	864,312	2,673	0.00%
(2)	3 MONTH SARON	Mar-23	577,024	(15)	(0.00)%
(1)	JAPAN BOND	Mar-23	1,109,423	4,271	0.00%
(14)	3 MONTH SOFR	Jun-23	3,326,400	2,425	0.00%
(7)	3 MONTH SOFR	Dec-23	1,691,550	5,088	0.00%
(9)	10 TR T-NOTE	Mar-23	1,010,672	9,531	0.01%
			Subtotal	61,416

CREDIT DEFAULT SWAPS
				Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Maturity Date	December 31, 2022	(Depreciation)	Net Assets
500,000	MARKIT ITRX EUROPE	12/20/2027	$535,250	$169	0.00%
500,000	MARKIT ITRX EUROPE	12/20/2027	535,250	2,153	0.00%
			Subtotal	$2,322

INTEREST RATE SWAPS
				Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Maturity Date	December 31, 2022	(Depreciation)	Net Assets
2,000,000	CHF Rate Swap	3/19/2025	(443,459)	38,265	0.02%
10,000,000	CNY Rate Swap	3/15/2028	(5,208,333)	5,781	0.00%
1,000,000	EU Infl Rate Swap	12/15/2032	(1,000,000)	—	0.00%
1,100,000	EU Infl Rate Swap	12/15/2027	(544,554)	(791)	(0.00)%
2,000,000	ILS Rate Swap	6/15/2033	(2,083,333)	8,590	0.01%
200,000,000	JPY Rate Swap	6/21/2028	(109,289,617)	3,501,338	2.26%
2,000,000	NZD Rate Swap	6/21/2028	(1,092,896)	40,624	0.03%
4,000,000	NZD Rate Swap	3/19/2025	(886,918)	129,206	0.08%
1,300,000	UK INFL Rate Swap	12/15/2027	(643,564)	3,460	0.00%
			Subtotal	$3,726,473

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to					Unrealized
	Deliver/		In Exchange			Appreciation/	% of Fund
Settlement Date	Receive	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
03/15/23	USD	2,100,000	IDR	33,133,800,000	$2,097,317	$(30,138)	(0.02)%
03/15/23	USD	1,300,000	ILS	4,479,317	1,294,789	20,701	0.01%
03/15/23	USD	1,200,000	INR	99,048,920	1,205,689	8,485	0.01%
03/15/23	USD	1,050,000	TRY	20,670,516	1,108,597	3,758	0.00%
03/15/23	USD	600,000	COP	2,940,528,000	607,911	1,691	0.00%
03/15/23	USD	600,000	PHP	34,027,200	600,874	(9,539)	(0.01)%

To Sell:
03/15/23	USD	1,500,000	TRY	29,481,488	$1,583,710	(7,925)	(0.01)%
03/15/23	USD	800,000	PEN	3,091,294	805,461	6,709	0.00%
03/15/23	USD	800,000	IDR	12,449,524,200	798,978	381	0.00%
03/15/23	USD	700,000	MXN	13,994,291	708,913	8,714	0.01%
03/15/23	USD	700,000	PHP	39,141,830	701,020	1,145	0.00%
					Subtotal	$3,982

				All Other Investments		4,166,393
				Total Value of Purchased Option		8,018,377

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

WNTN Top 50 Holdings ^
FUTURES CONTRACTS
				Value and Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	December 31, 2022	(Depreciation)	Net Assets
Long Contracts
6	AS-INDEX-200	Mar-23	714,547	$(18,702)	(0.02)%
22	LCATTLE	Feb-23	1,389,520	27,750	0.03%
11	FTSE 100	Mar-23	992,328	(3,655)	(0.00)%
12	LME LEAD	Feb-23	694,050	38,461	0.04%
37	LONDON COCOA	Mar-23	921,860	38,762	0.04%
36	LONDON COCOA	May-23	864,756	37,288	0.04%
21	PLATINUM	Apr-23	1,137,045	76,055	0.08%
27	SGX NIFTY	Jan-23	984,042	2,432	0.00%
19	SOYABEAN	Mar-23	1,447,800	40,113	0.04%
17	SOYABEAN	May-23	1,300,500	39,238	0.04%
62	SUGAR#11	May-23	1,299,917	22,534	0.02%
54	SUGAR#11	Mar-23	1,212,019	41,563	0.05%
				$341,839

Short Contracts
(31)	2 YR T-NOTE	Mar-23	6,357,422	$(3,836)	(0.00)%
(28)	5 YR T-NOTE	Mar-23	3,022,031	8,078	0.01%
(15)	AUSTRALIA 10 YR BOND	Mar-23	1,182,207	14,636	0.02%
(16)	AUSTRALIA 3 YR BOND	Mar-23	1,164,169	(18)	(0.00)%
(10)	CANADA BOND	Mar-23	904,174	17,833	0.02%
(27)	ERX 2 BUND	Mar-23	3,047,007	29,166	0.03%
(16)	ERX BOBL	Mar-23	1,982,566	49,939	0.06%
(8)	EURO BUND	Mar-23	1,138,413	50,035	0.06%
(4)	GOLD	Feb-23	730,480	(24,630)	(0.03)%
(6)	3 MONTH SARON	Sep-23	1,736,327	5,407	0.01%
(6)	3 MONTH SARON	Jun-23	1,733,971	8,957	0.01%
(6)	3 MONTH SARON	Mar-23	1,731,071	9,168	0.01%
(5)	3 MONTH SARON	Mar-23	1,449,356	2,794	0.00%
(5)	3 MONTH SARON	Dec-23	1,448,299	1,677	0.00%
(5)	3 MONTH SARON	Dec-23	1,440,520	4,607	0.01%
(4)	3 MONTH SARON	Sep-23	1,160,693	(1,269)	(0.00)%
(4)	3 MONTH SARON	Jun-23	1,160,089	4,184	0.00%
(4)	3 MONTH SARON	Sep-23	1,151,570	4,048	0.00%
(1)	JAPAN BOND	Mar-23	1,109,423	763	0.00%
(8)	LONG GILT	Mar-23	965,673	35,403	0.04%
(28)	3 MONTH SOFR	Mar-23	6,710,200	1,850	0.00%
(27)	3 MONTH SOFR	Jun-23	6,495,525	1,463	0.00%
(27)	3 MONTH SOFR	Dec-23	6,444,225	613	0.00%
(24)	3 MONTH SOFR	Sep-23	5,790,000	575	0.00%
(22)	3 MONTH SOFR	Sep-23	5,235,175	(1,725)	(0.00)%
(20)	3 MONTH SOFR	Dec-23	4,833,000	425	0.00%
(16)	3 MONTH SOFR	Mar-23	3,869,800	588	0.00%
(14)	3 MONTH SOFR	Jun-23	3,387,650	1,125	0.00%
(12)	3 MONTH SOFR	Sep-23	2,904,450	1,350	0.00%
(8)	3 MONTH SOFR	Dec-23	1,936,400	1,000	0.00%
(12)	10 YR T-NOTE	Mar-23	1,347,563	11,164	0.01%
			Subtotal	$235,370

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to					Unrealized
	Deliver/		In Exchange			Appreciation/	% of Fund
Settlement Date	Receive	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
3/23/2023	EUR	1,625,000	USD	1,737,288	$1,739,563	$10,238	0.01%
3/23/2023	GBP	812,500	USD	1,008,319	981,744	(26,494)	(0.03)%

To Sell:
3/23/2023	JPY	675,000,000	USD	4,999,910	$5,148,225	$(202,315)	(0.22)%
3/15/2023	CNH	13,500,000	USD	1,949,819	1,949,400	(11,090)	(0.01)%
3/23/2023	CAD	2,400,000	USD	1,764,732	1,770,720	(9,348)	(0.01)%
3/23/2023	AUD	1,700,000	USD	1,147,246	1,158,210	(13,599)	(0.02)%
1/31/2023	USD	700,000	INR	57,973,800	700,957	(227)	(0.00)%
					Subtotal	$(252,835)

			All Other Investments			7,459,775
			Total Value of Purchased Option			7,794,387

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

WNTN TRND Top 50 Holdings ^
FUTURES CONTRACTS
			Notional Value at	Value and
Number of			December 31,	Unrealized	% of Fund Net
Contracts	Description	Expiration Date	2022	Appreciation/	Assets
Long Contracts
3	AS-INDEX-200	Mar-23	357,274	(604)	(0.00)%
1	DAX INDEX	Mar-23	374,354	9,381	0.01%
13	EURO STOXX50	Mar-23	526,740	688	0.00%
1	GOLD	Feb-23	182,620	(80)	(0.00)%
8	LCATTLE	Feb-23	505,280	(2,419)	(0.00)%
4	LCATTLE	Apr-23	258,880	1,710	0.00%
3	FTSE 100	Mar-23	270,635	5,969	0.01%
1	LME COPPER	Jan-23	209,325	(909)	(0.00)%
2	LME NICKEL	Jan-23	358,812	(27,903)	(0.03)%
2	SILVER	Mar-23	240,400	1,378	0.00%
3	SOYBEAN	Mar-23	228,600	25	0.00%
			Subtotal	$(12,764)

Short Contracts
(13)	2 YR T-NOTE	Mar-23	$2,666,016	$(4,956)	(0.01)%
(10)	5 YR T-NOTE	Mar-23	1,079,297	(24,796)	(0.03)%
(7)	AUSTRALIA 10YR BOND	Mar-23	551,696	16,987	0.02%
(10)	AUSTRALIA 3YR BOND	Mar-23	727,606	(285)	(0.00)%
(2)	EMINI NASDAQ	Mar-23	440,890	1,980	0.00%
(2)	EMINI S&P	Mar-23	386,100	175	0.00%
(7)	ERX 2 BUND	Mar-23	789,965	14,121	0.02%
(9)	ERX BOBL	Mar-23	1,115,193	3,016	0.00%
(13)	EURO BUND	Mar-23	1,849,920	3,269	0.00%
(2)	EURO OAT FUTURES	Mar-23	272,549	96	0.00%
(2)	EURX EURO-BUXL	Mar-23	289,549	830	0.00%
(2)	3 MONTH SARON	Mar-23	579,742	33,721	0.04%
(2)	3 MONTH SARON	Dec-23	579,319	2,673	0.00%
(2)	3 MONTH SARON	Sep-23	578,776	3,670	0.00%
(2)	3 MONTH SARON	Jun-23	577,990	3,096	0.00%
(2)	3 MONTH SARON	Mar-23	577,024	1,087	0.00%
(2)	3 MONTH SARON	Dec-23	576,208	2,553	0.00%
(2)	3 MONTH SARON	Sep-23	575,785	1,512	0.00%
(1)	3 MONTH SARON	Dec-23	290,294	102,425	0.11%
(1)	3 MONTH SARON	Sep-23	290,173	7,333	0.01%
(1)	3 MONTH SARON	Jun-23	290,022	(1,163)	(0.00)%
(2)	JAPAN BOND	Mar-23	2,218,847	—	0.00%
(1)	LME COPPER	Jan-23	209,325	750	0.00%
(2)	LME NICKEL	Jan-23	358,812	1,449	0.00%
(2)	LONG GILT	Mar-23	241,418	6,570	0.01%
(1)	OSK NIKKEI	Mar-23	198,912	2,386	0.00%
(3)	30 YR T-BOND	Mar-23	376,031	11,130	0.01%
(8)	3 MONTH SOFR	Sep-23	1,930,000	10,611	0.01%
(8)	3 MONTH SOFR	Jun-23	1,924,600	9,060	0.01%
(8)	3 MONTH SOFR	Mar-23	1,917,200	45,198	0.05%
(7)	3 MONTH SOFR	Dec-23	1,691,550	8,410	0.01%
(7)	3 MONTH SOFR	Dec-23	1,670,725	7,496	0.01%
(6)	3 MONTH SOFR	Jun-23	1,451,850	8,367	0.01%
(6)	3 MONTH SOFR	Mar-23	1,451,175	39,544	0.04%
(6)	3 MONTH SOFR	Sep-23	1,427,775	3,021	0.00%
(5)	3 MONTH SOFR	Sep-23	1,210,188	(347)	(0.00)%
(3)	3 MONTH SOFR	Dec-23	726,150	8,952	0.01%
(6)	10 YR T-NOTE	Mar-23	673,781	—	0.00%
(2)	ULTRA T-BOND	Mar-23	268,625	—	0.00%
			Subtotal	$329,941

		All Other Investments		3,971,355
		Total Value of Purchased Option		4,288,532

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

ASSETS
Investment securities:
At cost	$85,227,297
At value	$83,411,227
Cash	8,432,830
Receivable for Fund shares sold	28,021
Interest receivable	208,721
Prepaid expenses and other assets	58,603
TOTAL ASSETS	92,139,402

LIABILITIES
Payable for investments purchased	1,500,000
Payable for Fund shares repurchased	277,658
Investment advisory fees payable	73,916
Payable to related parties	10,331
Distribution (12b-1) fees payable	9,120
Accrued expenses and other liabilities	57,939
TOTAL LIABILITIES	1,928,964
NET ASSETS	$90,210,438

Composition of Net Assets:
Paid in capital	$136,531,748
Accumulated loss	(46,321,310)
NET ASSETS	$90,210,438

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2022

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,228,368
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	617,468
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$6.85
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$7.27

Class C Shares:
Net Assets	$5,593,933
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	816,857
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$6.85

Class I Shares:
Net Assets	$74,653,387
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,988,845
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$6.79

Class N Shares:
Net Assets	$5,734,750
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	834,979
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$6.87

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended December 31, 2022

INVESTMENT INCOME
Dividends	$1,391,484
Interest	824
TOTAL INVESTMENT INCOME	1,392,308

EXPENSES
Advisory fees	757,140
Distribution (12b-1) fees:
Class A	6,289
Class C	30,852
Class N	12,368
Administrative services fees	53,160
Registration fees	44,281
Third party administrative services fees	35,781
Transfer agent fees	27,277
Audit fees	25,557
Printing and postage expenses	13,869
Accounting services fees	13,337
Compliance officer fees	10,198
Legal fees	8,151
Trustees fees and expenses	8,100
Custodian fees	6,872
Insurance expense	1,330
Interest expenses	1,129
Other expenses	2,195
TOTAL EXPENSES	1,057,886
Less: Fees waived by the Advisor	(127,435)
NET EXPENSES	930,451

NET INVESTMENT GAIN	461,857

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	(3,510,525)
Purchased Options	(8,846,277)
Net Realized (Loss)	(12,356,802)

Net change in unrealized appreciation/(depreciation) on:
Investments	2,413,843
Purchased Options	1,418,701
Foreign Currency Translations	86
Net change in unrealized depreciation	3,832,630

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS	(8,524,172)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,062,315)

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	December 31,	June 30,
	2022	2022
	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$461,857	$(354,849)
Net realized gain on investments, purchased options,foreign currency contracts and translations	(12,356,802)	33,602,079
Net change in unrealized appreciation/(depreciation) on investments,purchased options and foreign currency translations	3,832,630	(6,453,192)
Net increase in net assets resulting from operations	(8,062,315)	26,794,038

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(1,257,023)	(480,064)
Class C	(1,644,588)	(290,386)
Class I	(27,628,517)	(9,349,743)
Class N	(2,276,512)	(1,076,158)
Total distributions to shareholders	(32,806,640)	(11,196,351)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	353,288	5,446,813
Class C	1,129,610	1,352,350
Class I	17,892,730	80,293,721
Class N	1,817,724	3,218,434
Net asset value of shares issued in reinvestment of distributions:
Class A	1,182,405	422,582
Class C	1,602,538	277,910
Class I	25,169,121	5,130,294
Class N	2,183,337	1,040,302
Redemption fee proceeds:
Class A	27	294
Class C	282	—
Class I	2,352	771
Class N	1,256	103
Payments for shares redeemed:
Class A	(2,447,330)	(5,862,708)
Class C	(625,724)	(934,910)
Class I	(65,345,191)	(100,834,081)
Class N	(6,773,121)	(11,030,898)
Net decrease from shares of beneficial interest transactions	(23,856,696)	(21,479,023)

NET DECREASE IN NET ASSETS	(64,725,651)	(5,881,336)

NET ASSETS
Beginning of Year/Period	154,936,089	160,817,425
End of Year/Period	$90,210,438	$154,936,089

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	December 31,	June 30,
	2022	2022
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	39,584	597,133
Shares Reinvested	153,383	51,038
Shares Redeemed	(270,906)	(620,829)
Net increase/(decrease) in shares of beneficial interest outstanding	(77,939)	27,342

Class C:
Shares Sold	117,425	137,515
Shares Reinvested	207,687	33,466
Shares Redeemed	(74,410)	(106,548)
Net increase in shares of beneficial interest outstanding	250,702	64,433

Class I:
Shares Sold	1,985,317	8,431,657
Shares Reinvested	3,264,345	624,179
Shares Redeemed	(7,860,519)	(10,999,945)
Net (decrease) in shares of beneficial interest outstanding	(2,610,857)	(1,944,109)

Class N:
Shares Sold	200,531	339,265
Shares Reinvested	274,429	125,312
Shares Redeemed	(818,629)	(1,259,739)
Net (decrease) in shares of beneficial interest outstanding	(343,669)	(795,162)

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,		June 30,
	2022		2022	2021	2020	2019		2018^
	(Unaudited)
Net asset value, beginning of year/period	$9.71		$8.64	$7.74	$9.31	$9.82		$9.37

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.03		(0.04)	0.04	0.12	0.11		0.09
Net realized and unrealized gain/(loss) on investments	(0.53)		1.85	0.98	(1.59)	(0.17)		0.48
Total from investment operations	(0.50)		1.81	1.02	(1.47)	(0.06)		0.57

Less distributions from:
Net investment income	(2.36)		(0.74)	(0.12)	(0.10)	(0.45)		(0.12)
Total distributions	(2.36)		(0.74)	(0.12)	(0.10)	(0.45)		(0.12)

Redemption fees collected (2)	0.00		0.00	0.00	0.00	0.00		0.00

Net assets, at end of year/period	$6.85		$9.71	$8.64	$7.74	$9.31		$9.82

Total return (3)	(5.67	)% (6)	22.48%	13.46%	(15.94)%	(0.52	)% (4)	6.06	% (4)

Net assets, at end of year/period (000s)	$4,228		$6,752	$5,771	$9,711	$21,669		$40,624

Ratios including the expenses and income of AFES Fund Limited applicable for the year ended 2018:
Ratio of gross expenses to average net assets (5)	1.78	% (7)	1.77%	2.20%	2.18%	2.08%		2.00%
Ratio of net expenses to average net assets	1.59	% (7)	1.59%	1.94%	1.94%	1.94%		1.94%
Ratio of net investment income to average net assets	0.57	% (7)	-0.42%	0.55%	1.30%	1.17%		0.94%

Portfolio Turnover Rate	20	% (6)	70%	146%	68%	64%		53%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,		June 30,
	2022		2022	2021	2020	2019		2018^
	(Unaudited)
Net asset value, beginning of year/period	$9.72		$8.60	$7.72	$9.30	$9.75		$9.31

Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.01)		(0.10)	(0.01)	0.05	0.04		0.02
Net realized and unrealized gain/(loss) on investments	(0.54)		1.85	0.97	(1.58)	(0.18)		0.47
Total from investment operations	(0.54)		1.75	0.96	(1.53)	(0.14)		0.49

Less distributions from:
Net investment income	(2.33)		(0.63)	(0.08)	(0.05)	(0.31)		(0.05)
Total distributions	(2.33)		(0.63)	(0.08)	(0.05)	(0.31)		(0.05)

Redemption fees collected (2)	0.00		0.00	0.00	0.00	0.00		0.00

Net assets, at end of year/period	$6.85		$9.72	$8.60	$7.72	$9.30		$9.75

Total return (3)	(6.04	)% (6)	21.62%	12.62%	(16.54)%	(1.42	)% (4)	5.26	% (4)

Net assets, at end of year/period (000s)	$5,594		$5,502	$4,315	$8,763	$15,878		$22,237

Ratios including the expenses and income of AFES Fund Limited applicable for the year ended 2018:
Ratio of gross expenses to average net assets (5)	2.53	% (7)	2.52%	2.95%	2.93%	2.83%		2.75%
Ratio of net expenses to average net assets	2.34	% (7)	2.34%	2.69%	2.69%	2.69%		2.69%
Ratio of net investment income to average net assets	(0.12	)% (7)	(1.16)%	(0.16)%	0.55%	0.45%		0.18%

Portfolio Turnover Rate	20	% (6)	70%	146%	68%	64%		53%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,		June 30,
	2022		2022	2021	2020	2019		2018^
	(Unaudited)
Net asset value, beginning of year/period	$9.65		$8.60	$7.71	$9.27	$9.80		$9.36

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.03		(0.02)	0.07	0.14	0.14		0.12
Net realized and unrealized gain/(loss) on investments	(0.52)		1.84	0.96	(1.57)	(0.17)		0.46
Total from investment operations	(0.49)		1.82	1.03	(1.43)	(0.03)		0.58

Less distributions from:
Net investment income	(2.37)		(0.77)	(0.14)	(0.13)	(0.50)		(0.14)
Total distributions	(2.37)		(0.77)	(0.14)	(0.13)	(0.50)		(0.14)

Redemption fees collected (2)	0.00		0.00	0.00	0.00	0.00		0.00

Net assets, at end of year/period	$6.79		$9.65	$8.60	$7.71	$9.27		$9.80

Total return (3)	(5.64	)% (6)	22.83%	13.66%	(15.67)%	(0.24	)% (4)	6.22	% (4)

Net assets, at end of year/period (000s)	$74,653		$131,217	$133,684	$233,878	$424,680		$515,569

Ratios including the expenses and income of AFES Fund Limited applicable for the year ended 2018:
Ratio of gross expenses to average net assets (5)	1.53	% (7)	1.52%	1.95%	1.93%	1.83%		1.75%
Ratio of net expenses to average net assets	1.34	% (7)	1.34%	1.69%	1.69%	1.69%		1.69%
Ratio of net investment income to average net assets	0.77	% (7)	-0.19%	0.86%	1.55%	1.45%		1.20%

Portfolio Turnover Rate	20	% (6)	70%	146%	68%	64%		53%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not annualized

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,		June 30,
	2022		2022	2021	2020	2019		2018^
	(Unaudited)
Net asset value, beginning of year/period	$9.73		$8.64	$7.73	$9.30	$9.82		$9.37

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.02		(0.04)	0.05	0.12	0.11		0.09
Net realized and unrealized gain/(loss) on investments	(0.52)		1.85	0.98	(1.59)	(0.19)		0.48
Total from investment operations	(0.50)		1.81	1.03	(1.47)	(0.07)		0.57

Less distributions from:
Net investment income	(2.36)		(0.72)	(0.12)	(0.10)	(0.45)		(0.12)
Total distributions	(2.36)		(0.72)	(0.12)	(0.10)	(0.45)		(0.12)

Redemption fees collected (2)	0.00		0.00	0.00	0.00	0.00		0.00

Net assets, at end of year/period	$6.87		$9.73	$8.64	$7.73	$9.30		$9.82

Total return (3)	(5.66	)% (6)	22.49%	13.57%	(15.95)%	(0.62	)% (4)	6.07	% (4)

Net assets, at end of year/period (000s)	$5,735		$11,465	$17,047	$40,706	$80,032		$90,121

Ratios including the expenses and income of AFES Fund Limited applicable for the year ended 2018:
Ratio of gross expenses to average net assets (5)	1.78	% (7)	1.77%	2.20%	2.19%	2.08%		2.00%
Ratio of net expenses to average net assets	1.59	% (7)	1.59%	1.94%	1.94%	1.94%		1.94%
Ratio of net investment income to average net assets	0.52	% (7)	-0.46%	0.66%	1.29%	1.21%		0.95%

Portfolio Turnover Rate	20	% (6)	70%	146%	68%	64%		53%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not annualized

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s commencement date, diversification status and investment objective is as follows:

	Commencement	Diversification
	Date	Status	Investment Objective
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital

The Fund offers Class A, Class C, Class I, and Class N shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C and Class N shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open- end or closed-end investment companies (the “underlying funds”) .. Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Fund’s assets and liabilities measured at fair value:

FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Fund	$63,309,931	$—	$—	$63,309,931
Corporate Bonds	—		—	—
Warrant	—	—	—	—
Purchased Options	—	20,101,296	—	20,101,296
Total	$63,309,931	$20,101,296	$—	$83,411,227

*	Refer to the Schedule of Investments for security classification.

The Fund did not hold any Level 3 securities as of December 31, 2022.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2020-2022) or expected to be taken in the Fund’s 2023 tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non -income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis on a quarterly period with the unamortized balance due from the counterparty (paid back to the Fund) in the case of an decreasing exposure or full exercise subject to an early exercise fee. For the six months ended December 31, 2022, $481,193 of option premiums was amortized.

Other Investment Companies or Exchange Traded Funds – The Fund may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Futures Evolution Strategy Fund	$18,300,000	$62,750,000

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Counterparty Risk: The Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Statement of Assets and Liabilities as of December 31, 2022:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Purchased Options	Investment Securities at value

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2022:

Futures Evolution Strategy Fund
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Purchased Options	$20,101,296	$—	$—	$—	$20,101,296
	$20,101,296	$—	$—	$—	$20,101,296

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended December 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Options	Net realized gain/(loss) from options purchased
Net change unrealized appreciation/(depreciation) on purchased options

The effect of Derivative Instruments on the Statement of Operations for the six months ended December 31, 2022:

			Realized Loss	Change in Unrealized
Risk Type	Derivative	Location of Gain/Loss Derivatives	Derivatives	Appreciation on Derivatives
Futures Evolution Strategy Fund
Equity Risk	Options purchased	Net realized loss from purchased options	$(8,846,277)
Equity Risk		Net change in unrealized depreciation on purchased options		$1,418,701
Total			$(8,846,277)	$1,418,701

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The notional value of the derivative instruments outstanding as of December 31, 2022 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an advisory agreement with the Trust, on behalf of the Fund the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.15% on the first $1 billion, 1.05% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.95% on net assets greater than $1.5 billion and less than or equal to $2 billion and 0.90% on net assets greater than $2 billion. During the six months ended December 31, 2022, the Advisor earned $757,140.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2023, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

Class A	Class C	Class I	Class N
1.59%	2.34%	1.34%	1.59%

During the six months ended December 31, 2022, the Advisor waived $127,435 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

Jun-23	1,104,976
Jun-24	531,035
Jun-25	255,113
$1,891,124

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, and 0.25% of the average daily net assets attributable to Class A, Class C and Class N shares, respectively. These fees are paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2022, pursuant to the Plans, the Funds incurred the following:

12b-1 Fees
Class A	$6,289
Class C	30,852
Class N	12,368

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the six months ended December 31, 2022, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Fund and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution Strategy Fund	$9,197	$1,296	$1,310	$207

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2022, redemption fees for the Fund was as follows:

Class A	$27
Class C	282
Class I	2,352
Class N	1,256

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$85,561,448	$48,983	$(2,199,204)	$(2,150,221)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2022	June 30, 2021
Ordinary Income	$11,196,351	$4,015,974
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$11,196,351	$4,015,974

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$32,364,816	$—	$(121,308)	$(31,713,461)	$—	$(5,982,402)	$(5,452,355)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $121,308.

At June 30, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$10,041,342	$21,672,119	$31,713,461

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of controlled foreign corporations held through the options issued from Nomura resulted in reclassifications for the Fund for the fiscal year ended June 30, 2022 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$1,277,465	$(1,277,465)

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund invests in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The Fund may invest in investment companies. Such investments would subject the Fund to similar risks.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The performance of the Futures Evolution Strategy Fund will be directly affected by the performance of the DoubleLine Low Duration Bond Fund Class I. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Futures Evolution Strategy Fund’s financial statements. As of December 31, 2022, the percentage of the Futures Evolution Strategy Fund invested in the DoubleLine Low Duration Bond Fund Class I was 70.2%.

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, UBS Wealth Management USA was the record owner of 32.51% of the Fund’s outstanding shares. UBS Wealth Management USA may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, UBS Wealth Management USA may be deemed to control the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris Futures Evolution Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Altegris Advisors, LLC - Adviser to AACA Altegris Opportunistic Real Estate Fund (“Altegris Opportunistic”) and Altegris Futures Evolution Strategy Fund (“Altegris Futures Evolution”)*

In connection with the regular meeting held on December 14-15, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris” or the “Adviser”) and the Trust, with respect to Altegris Opportunistic and Altegris Futures Evolution (collectively the “Altegris Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that Altegris was founded in 2002 and specialized in identifying, evaluating and monitoring alternative strategies and managers for the purpose of offering these strategies to financial professionals and individuals. They also noted that Altegris managed approximately $500 million in assets. The Board remarked positively on the educational and professional backgrounds of the firm’s key personnel. They discussed the Adviser’s supervision of the sub-adviser, AACA and oversight in managing each Altegris Fund’s compliance with its respective investment limitations. They noted that, with respect to Altegris Opportunistic, the Adviser delegated selection of broker dealers for trade execution to AACA, while also performing best execution analysis. The Board concluded that the Adviser should continue to provide a high level of quality service to the Altegris Funds for the benefit of each Fund’s shareholders.

Performance.

Altegris Futures Evolution. The Board discussed the Fund’s investment objective and investment strategy. The Board noted that the Fund outperformed its benchmark index over all periods presented in the report. They considered the Adviser’s rationale for the Fund’s underperformance of the peer group over the one-year, three-year and five-year and the category median over the three-year and five- year periods. The Board agreed that the Adviser was managing the Fund consistent with the Fund’s investment strategy.

Altegris Opportunistic. The Board considered the Fund’s investment objective and principal investment strategy. They noted that the Fund outperformed its peer group, category and benchmark index over the since inception period. The Board recognized that the Fund substantially underperformed over the last year, resulting in the Fund underperforming all metrics over the one-year, three-year and five-year periods. They considered the Adviser’s assertion that one contributor to the underperformance was speculation related to Chinese stocks and its impact on the Fund’s positions. The Board considered the Adviser’s observations on the sub-adviser’s long term track record, including the sub-adviser’s performance prior to the launch of the Fund. They determined that the strategy had delivered reasonable long term returns to shareholders.

Fees and Expenses.

Altegris Futures Evolution. The Board reviewed the Fund’s advisory fee of 1.15% (with breakpoints at various levels) and considered the fee relative to the peer group and category medians and averages. They acknowledged that Altegris’ maximum advisory fee was higher than the Fund’s peer group median and average, but lower than the category average and in-line with the category median. They recognized the Adviser’s assertion that the Fund’s advisory fee was reasonable based on the strategy and structure of the Fund and substantial time and resources in the process of managing the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

Altegris Futures Evolution Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Altegris Opportunistic. The Board noted the Fund’s advisory fee of 1.30%. They observed that the Fund’s advisory fee was higher than all metrics provided in the report. They acknowledged the short component of the Fund’s strategy as a differentiator from its peers. They noted that the Fund’s net expense ratio was higher than all of the metrics included in the report but would not exceed the limits provided by the Adviser in the expense limitation agreement. The Board discussed the Adviser’s assertion that the Fund’s fee was reasonable given the nature of its strategy and the cost of the sub-adviser. The Board concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale.

Altegris Futures Evolution. The Board considered whether economies of scale would be realized by the Adviser in connection with the advisory services provided to the Fund. They noted the advisory fee breakpoints. The Board confirmed that the breakpoints remained appropriate.

Altegris Opportunistic. The Board considered whether economies of scale had been realized in connection with Altegris’ advisory services. They discussed the Adviser’s assertion that breakpoints could be appropriate as the Fund’s assets increase noting the sub-adviser fee currently did not include breakpoints. The Board concluded that based on the Fund’s current asset size, the absence of breakpoints was acceptable at this time.

Profitability. The Board reviewed the profitability analysis provided by the Adviser, with respect to each Altegris Fund. They commented that the Adviser had realized a profit in connection with its services provided to each Altegris Fund. They considered the Adviser’s profits in light of the services provided to each Altegris Fund and concluded that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from Altegris as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the renewal of the Advisory Agreement was in the best interests of Altegris Funds and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Altegris Funds.

Altegris Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2022 and ending December 31, 2022.

Actual Expenses

The “Actual Expenses” section of each table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Futures Evolution Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2022	12/31/2022	7/1/2022-12/31/2022
Class A	1.59%	$1,000.00	$943.30	$7.79
Class C	2.34%	$1,000.00	$939.60	$11.44
Class I	1.34%	$1,000.00	$943.60	$6.56
Class N	1.59%	$1,000.00	$943.40	$7.79

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2022	12/31/2022	7/1/2022-12/31/2022
Class A	1.59%	$1,000.00	$1,017.19	$8.08
Class C	2.34%	$1,000.00	$1,013.41	$11.88
Class I	1.34%	$1,000.00	$1,018.45	$6.82
Class N	1.59%	$1,000.00	$1,017.19	$8.08

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1- 877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N- PORT is available on the SEC’s website at http://www.sec.gov.The information on Form N-PORT is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Drive
La Jolla, CA 92037	Cincinnati, OH 45246

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

AltegrisFE-SAR22

877.524.9441 | WWW.ALTEGRIS.COM

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)      Not applicable for open-end investment companies.

(b)          Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By	(Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, President/Principal Executive Officer

Date	3/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, President/Principal Executive Officer

Date 3/6/2023

By	(Signature and Title)
/s/ Jim Colantino
Jim Colantino, Treasurer/Principal Financial Officer

Date 3/6/2023